Income Taxes - Components of income tax provision (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 0	$ 0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	0	0
Star Peak Energy Transition Corp [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	(13,468)	(176)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	(695,046)	(2,009)
Valuation allowance	$ 708,514	$ 2,185